Consolidated Statements of Changes in Equity - CAD CAD in Millions	Total	Common Shares (Note 17)	Preference Shares (Note 19)	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss) (Note 20)	Retained Earnings	Non-Controlling Interests (Note 21)
Beginning balance at Dec. 31, 2014	CAD 9,112	CAD 5,667	CAD 1,820	CAD 15	CAD 129	CAD 1,060	CAD 421
Increase (Decrease) in Equity [Roll Forward]
Net earnings	840					805	35
Other comprehensive (loss) income	662				662
Common share issues	196	200		(4)
Stock-based compensation	3			3
Advances from non-controlling interests	20						20
Foreign currency translation impacts	20						20
Subsidiary dividends paid to non-controlling interests	(23)						(23)
Dividends declared on common shares	(400)					(400)
Dividends declared on preference shares	(77)					(77)
Ending balance at Dec. 31, 2015	10,353	5,867	1,820	14	791	1,388	473
Increase (Decrease) in Equity [Roll Forward]
Adoption of new accounting policy (Note 3)	16					16
Net earnings	713					660	53
Other comprehensive (loss) income	(46)				(46)
Common share issues	4,891	4,895		(4)
Stock-based compensation	2			2
Advances from non-controlling interests	1,361						1,361
Foreign currency translation impacts	19						19
Subsidiary dividends paid to non-controlling interests	(53)						(53)
Redemption of preference shares	(197)		(197)
Dividends declared on common shares	(534)					(534)
Dividends declared on preference shares	(75)					(75)
Ending balance at Dec. 31, 2016	CAD 16,450	CAD 10,762	CAD 1,623	CAD 12	CAD 745	CAD 1,455	CAD 1,853